Earnings per Share - Basic and Diluted Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net income for the year of the Company	R$ 373,526	R$ 1,150,421	R$ 1,526,505
Weighted average shares outstanding (in thousands)	1,086,485,000	1,086,237,000	1,083,825,000
Basic earnings per share -R$	R$ 0.3438	R$ 1.0611	R$ 1.4084
Net income for the year of the Company	R$ 373,526	R$ 1,150,421	R$ 1,526,505
Weighted average shares outstanding (in thousands), including dilution effects	1,091,653,000	1,091,335,000	1,091,605,000
Diluted earnings per share -R$	R$ 0.3422	R$ 1.0541	R$ 1.3984